DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			2 Months Ended	9 Months Ended
	Mar. 02, 2021 USD ($) item $ / shares M shares	Nov. 12, 2020 item	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares M shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item	1	1
Sale of Units, net of underwriting discounts (in shares) | shares			4,125,000
Purchase price, per unit | $ / shares			$ 10.00
Price of warrant | $ / shares			$ 10.00
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%
Condition for future business combination threshold Net Tangible Assets	$ 5,000,001		$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent	15.00%		15.00%
Initial stock redemption price following business combination | $ / shares	$ 10.00		$ 10.00
Redemption period upon closure	10 days		10 days	10 days
Maximum Allowed Dissolution Expenses	$ 100,000		$ 100,000	$ 100,000
Cash	2,431,242		25,000	797,602
Working capital deficit			$ 140,584
Payments for investment of cash in Trust Account				316,250,000
Transaction Costs	17,853,629			17,853,629
Underwriting fees	6,325,000			6,325,000
Other offering costs	$ 459,879			459,879
Working capital surplus				$ 706,131
Condition for future business combination use of proceeds percentage	80			80
Condition for future business combination threshold Percentage Ownership	50			50
Months to complete acquisition | M	24			24
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares			$ 10.00
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	31,625,000		27,500,000
Purchase price, per unit | $ / shares	$ 10.00		$ 10.00
Proceeds from issuance initial public offering	$ 316,250,000
Cash	2,431,242
Payments for investment of cash in Trust Account	$ 316,250,000
Initial Public Offering [Member] | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares			$ 0.0001
Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	5,983,333		5,433,333	5,983,333
Price of warrant | $ / shares	$ 1.50		$ 1.50	$ 1.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	4,125,000		31,625,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			5,983,333